FAIR VALUE MEASUREMENT (Notes)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENT
Fair value accounting guidance includes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).
FCX recognizes transfers between levels at the end of the reporting period. FCX did not have any significant transfers in or out of Level 1, 2 or 3 for 2015. A summary of the carrying amount and fair value of FCX’s financial instruments, other than cash and cash equivalents, accounts receivable, restricted cash, accounts payable and accrued liabilities, and dividends payable follows:

	At December 31, 2015
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Assets
Investment securities:[a,b]
U.S. core fixed income fund	$23	$23	$—	$23	$—
Money market funds	21	21	21	—	—
Equity securities	3	3	3	—	—
Total	47	47	24	23	—

Legally restricted funds:[a,b,c,d]
U.S. core fixed income fund	52	52	—	52	—
Government bonds and notes	37	37	—	37	—
Government mortgage-backed securities	28	28	—	28	—
Corporate bonds	26	26	—	26	—
Asset-backed securities	13	13	—	13	—
Collateralized mortgage-backed securities	7	7	—	7	—
Money market funds	7	7	7	—	—
Municipal bonds	1	1	—	1	—
Total	171	171	7	164	—

Derivatives:[a,e]
Embedded derivatives in provisional sales/purchase
contracts in a gross asset position	19	19	—	19	—
Copper futures and swap contracts	1	1	1	—	—
Total	20	20	1	19	—

Total assets		$238	$32	$206	$—

Liabilities
Derivatives:[a,e]
Embedded derivatives in provisional sales/purchase
contracts in a gross liability position	$81	$81	$—	$81	$—
Copper futures and swap contracts	11	11	7	4	—
Total	92	92	7	85	—

Long-term debt, including current portion[f]	20,428	13,987	—	13,987	—

Total liabilities		$14,079	$7	$14,072	$—

	At December 31, 2014
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Assets
Investment securities:[a,b]
U.S. core fixed income fund	$23	$23	$—	$23	$—
Money market funds	20	20	20	—	—
Equity securities	3	3	3	—	—
Total	46	46	23	23	—

Legally restricted funds:[a,b,c,d]
U.S. core fixed income fund	52	52	—	52	—
Government bonds and notes	39	39	—	39	—
Corporate bonds	27	27	—	27	—
Government mortgage-backed securities	19	19	—	19	—
Asset-backed securities	17	17	—	17	—
Money market funds	11	11	11	—	—
Collateralized mortgage-backed securities	6	6	—	6	—
Municipal bonds	1	1	—	1	—
Total	172	172	11	161	—

Derivatives:[a,e]
Embedded derivatives in provisional sales/purchase
contracts in a gross asset position	15	15	—	15	—
Crude oil options	316	316	—	—	316
Total	331	331	—	15	316

Total assets		$549	$34	$199	$316

Liabilities
Derivatives:[a,e]
Embedded derivatives in provisional sales/purchase
contracts in a gross liability position	$91	$91	$—	$91	$—
Copper futures and swap contracts	7	7	6	1	—
Total	98	98	6	92	—

Long-term debt, including current portion[f]	18,849	18,735	—	18,735	—

Total liabilities		$18,833	$6	$18,827	$—

a.	Recorded at fair value.

b.	Current portion included in other current assets and long-term portion included in other assets.

c.
Excludes time deposits (which approximated fair value) included in other assets of $118 million at December 31, 2015, and $115 million at December 31, 2014, associated with an assurance bond to support PT-FI's commitment for smelter development in Indonesia (refer to Note 13 for further discussion).

d.	Excludes time deposits (which approximated fair value) included in other current assets of $28 million at December 31, 2015 and $17 million at December 31, 2014.

e.	Refer to Note 14 for further discussion and balance sheet classifications. Crude oil options are net of $210 million at December 31, 2014, for deferred premiums and accrued interest.

f.	Recorded at cost except for debt assumed in acquisitions, which are recorded at fair value at the respective acquisition dates.

Valuation Techniques
Money market funds are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices in active markets.

The U.S. core fixed income fund is valued at net asset value. The fund strategy seeks total return consisting of income and capital appreciation primarily by investing in a broad range of investment-grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed securities, asset-backed securities and money market instruments. There are no restrictions on redemptions (usually within one business day of notice) and, as such, this fund is classified within Level 2 of the fair value hierarchy.

Fixed income securities (government securities, corporate bonds, asset-backed securities, collateralized mortgage-backed securities and municipal bonds) are valued using a bid-evaluation price or a mid-evaluation price. A bid-evaluation price is an estimated price at which a dealer would pay for a security. A mid-evaluation price is the average of the estimated price at which a dealer would sell a security and the estimated price at which a dealer would pay for a security. These evaluations are based on quoted prices, if available, or models that use observable inputs and, as such, are classified within Level 2 of the fair value hierarchy.

Equity securities are valued at the closing price reported on the active market on which the individual securities are traded and, as such, are classified within Level 1 of the fair value hierarchy.

FCX’s embedded derivatives on provisional copper concentrate, copper cathode and gold purchases and sales are valued using only quoted monthly LME or COMEX copper forward prices and the London gold forward price at each reporting date based on the month of maturity (refer to Note 14 for further discussion); however, FCX's contracts themselves are not traded on an exchange. As a result, these derivatives are classified within Level 2 of the fair value hierarchy.

FCX's derivative financial instruments for crude oil options were valued using an option pricing model, which used various inputs including Intercontinental Exchange Holdings, Inc. crude oil prices, volatilities, interest rates and contract terms. Valuations were adjusted for credit quality, using the counterparties' credit quality for asset balances and FCX's credit quality for liability balances (which considers the impact of netting agreements on counterparty credit risk, including whether the position with the counterparty is a net asset or net liability). For asset balances, FCX used the credit default swap value for counterparties when available or the spread between the risk-free interest rate and the yield rate on the counterparties' publicly traded debt for similar instruments. The crude oil options were classified within Level 3 of the fair value hierarchy because the inputs used in the valuation models were not observable for the full term of the instruments. Refer to Note 14 for further discussion of these derivative financial instruments.

FCX’s derivative financial instruments for copper futures and swap contracts and copper forward contracts that are traded on the respective exchanges are classified within Level 1 of the fair value hierarchy because they are valued using quoted monthly COMEX or LME prices at each reporting date based on the month of maturity (refer to Note 14 for further discussion). Certain of these contracts are traded on the over-the-counter market and are classified within Level 2 of the fair value hierarchy based on COMEX and LME forward prices.

Long-term debt, including current portion, is valued using available market quotes and, as such, is classified within Level 2 of the fair value hierarchy.

The techniques described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while FCX believes its valuation techniques are appropriate and consistent with other market participants, the use of different techniques or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the techniques used at December 31, 2015.

A summary of the changes in the fair value of FCX's Level 3 instruments, crude oil options, for the years ended December 31 follows:

	2015	2014	2013
Balance at beginning of year	$316	$(309)	$—
Crude oil options assumed in the PXP acquisition	—	—	(83)
Net realized gains (losses)[a]	86	(42)	(38)
Net unrealized gains (losses) related to assets and liabilities still held at the end of the year[b]	—	430	(230)
Net settlements[c]	(402)	237	42
Balance at the end of the year	$—	$316	$(309)

a.
Includes net realized gains (losses) of $87 million recorded in revenues in 2015, $(41) million in 2014 and $(37) million in 2013, and $(1) million of interest expense associated with deferred premiums in 2015, 2014 and 2013.

b.	Includes unrealized gains (losses) recorded in revenues of $432 million in 2014 and $(228) million in 2013, and $(2) million of interest expense associated with deferred premiums in 2014 and 2013.

c.	Includes interest payments of $4 million in 2015, $5 million in 2014 and $1 million in 2013.

Refer to Notes 1 and 5 for a discussion of the fair value estimates utilized in the impairment assessments for mining operations, which were determined based on inputs not observable in the market and thus represent Level 3 measurements. Refer to Note 2 for the levels within the fair value hierarchy associated with other assets acquired, liabilities assumed and redeemable noncontrolling interest related to PXP and MMR acquisitions, and the goodwill impairment.